ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS (Tables)	6 Months Ended
Jun. 30, 2024
Retirement Benefits [Abstract]
SCHEDULE OF ASSUMPTIONS USED FOR ACTUARIAL VALUATIONS

The principal assumptions used for the purposes of the actuarial valuations are as follows:

	June 30, 2024	December 31, 2023	June 30, 2023
	(Unaudited)		(Unaudited)
Discount rate	1.75%-2.25%	2.25%-2.75%	2.25%-3.00%
Mortality rate	(2010-2013) - CL5/CL6 up 2 years*
Annual withdrawal rate	3.00%	3.00%	3.00%
Annual increase rate of supplemental medical benefits	6.00%	6.00%	6.00%
Annual increase rate of social insurance, housing fund and EAP	8.00%	8.00%	8.00%

*	China Life Insurance Mortality Table (2010-2013)

SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATIONS

Movements in the present value of the retirement and supplemental benefit obligations during the six months ended June 30, 2024 and June 30, 2023 are as follows:

	For the six months ended
	June 30, 2024	June 30, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Beginning of period	52,350	60,915
Service costs	39	32
Interest costs	554	745
Benefits paid	(4,151)	(4,334)
Actuarial loss arising from changes in financial assumptions	134	(87)
Past service costs	-	-
Translation adjustment	(1,181)	(2,827)
End of period	47,745	54,444

SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATION IN CONSOLIDATED BALANCE SHEET

The amount of retirement and supplemental benefit obligations recognized in the consolidated balance sheets are determined as follows:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)
End of period/year	47,745	52,350
Less: net amount due within one year	(8,134)	(8,809)
Net amount due after one year	39,611	43,541

SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS COMPONENTS

The following amounts were recorded in the consolidated statements of operations as components of the net periodic benefit cost:

	For the six months ended
	June 30, 2024	June 30, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Service costs	39	32
Interest costs	554	745
Amortization of actuarial losses	6	-
Amortization of past service cost	57	13
Net periodic benefit cost	656	790

SCHEDULE OF AMOUNTS RECORDED IN CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

The following amounts were recorded in the consolidated statements of comprehensive loss:

	For the six months ended
	June 30, 2024	June 30, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Actuarial loss arising from changes in financial assumptions	157	35
Past service costs	-	-
Amortization recognized in net period benefit cost	(63)	(13)
Total	94	22